Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Apr. 30, 2020	Oct. 31, 2019
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	$ 135,778	$ 146,534
Investment securities	134,163	102,470
Residential mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	20,361	22,365
Investment securities	10,618	6,474
Commercial mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	0	0
Investment securities	$ 2,200	$ 2,046